Document and Entity Information	Apr. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2022
Entity Registrant Name	KURA SUSHI USA, INC.
Entity Central Index Key	0001772177
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-39012
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3808434
Entity Address, Address Line One	17461 Derian Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	657
Local Phone Number	333-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock, par value $0.001 per share
Trading Symbol(s)	KRUS
Name of each exchange on which registered	NASDAQ